Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment are comprised of the following:

	December 31, 2015	December 31, 2014
Computer hardware and purchased software	$302,800	$297,242
Leasehold improvements	221,666	221,666
Furniture and fixtures	88,322	88,322
Total	612,788	607,230
Less: accumulated depreciation and amortization	(590,185)	(578,559)
Property and equipment, net	$22,603	$28,671